Related party balances and transactions (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related party transaction

Name of Related Party	Relationship	Nature of Transaction	September 30, 2025	September 30, 2024

Ke Chen	Principal shareholder, Chief Executive Officer and director of the Company	Shareholder loans	$70,846	$18,424
Ni Jiang	Principal shareholder, chairwoman of the Company	Shareholder loans	—	38,354
Total			$70,846	$56,778

The amounts due to the shareholders were unsecured, interest-free and repayable on demand.

Lease liabilities- related parties

Name of Related Party	Relationship	Nature of Transaction	September 30, 2025	September 30, 2024

Ke Chen	Principal shareholder, Chief Executive Officer and director of the Company	Lease	$36,790	$75,940
Hong Li	Immediate family of Ni Jiang	Lease	307,122	—
Total			$343,912	$75,940